MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas

Revenues are attributed to geographic area based on the location of the end customers as follows:

	Year ended December 31,
	2020	2019	2018

North America	$45,080	$21,995	$11,686
Israel	15,485	12,737	10,446
Europe	12,038	6,073	1,601
Asia	1,740	2,499	3,093
South America	1,089	1,027	1,206
Australia	785	-	-
Total	$76,217	$44,331	$28,032

Schedule of Revenue from Major Customers

Revenues from single customers that exceed 10% of the total revenues in the reported years as a percentage of total revenues are as follows:

	Year ended December 31,
	2020	2019	2018
	%

Customer A	21	-	-
Customer B	14	7	-
Customer C	10	-	-
Customer D	6	8	11
Customer E	5	4	12
Customer F	4	12	7
Customer G	1	3	11
Customer H	-	4	12

Schedule of Long-Lived Assets by Geographic Area	d.Long-lived assets (property, plant and equipment) by geographic areas:
	December 31,
	2020	2019

Israel	$10,108	$6,062

USA	3,860	3,065

	$13,968	$9,127